Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2017	Feb. 29, 2016	Aug. 31, 2016	Aug. 31, 2015
Operating expenses:
General and administrative					$ 13,079	$ 32,948
Salaries (including stock - based compensation of $48,333, $0, $48,333 and $0 respectively)	$ 179,569		$ 179,569
Consulting fees (including stock - based compensation of $231,667, $0, $231,667 and $0 respectively)	231,667		256,667
Legal & Professional fees	8,147		39,516
Other general and administrative	6,739	12,025	26,239	25,281
Total operating expenses	426,122	12,025	501,991	25,281	13,079	32,948
Other income (expenses):
Gain on settlement of bank overdraft			572
Gain on settlement of accounts payable and accrued liabilities	47,003		47,003
Forgiveness of accounts payable						59,308
Transfer of assets and liabilities to spin-off company (Note 4)						618,870
Interest expense						(5,833)
Total other income (expenses)	47,003		47,575			672,345
Net income (loss)	$ (379,119)	$ (12,025)	$ (454,416)	$ (25,281)	$ (13,079)	$ 639,397
Basic earnings (loss) per share					$ (0.06)	$ 2.95
Diluted earnings (loss) per share					$ (0.06)	$ 2.95
Weighted average number of common shares outstanding - basic					217,046	217,046
Weighted average number of common shares outstanding - diluted					217,046	217,046
Net loss per share of Class A common stock - basic and diluted	$ (0.01)	$ (0.06)	$ (0.02)	$ (0.12)
Weighted average number of Class A common shares outstanding - basic and diluted	30,217,046	217,046	24,250,195	217,046